Schedule of Prepaid and Other Current Assets (Details) - USD ($)	May 31, 2024	Feb. 29, 2024	Feb. 28, 2023
Prepaid And Other Current Assets
Prepaid marketing expenses		$ 100	$ 100
Prepaid other expenses		298,274	8,513
Prepaid cost of sales		42,547
Total	$ 360,590	$ 340,921	$ 8,613